Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis

December 31, 2021

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	$—	$—	$223,352	$223,352

December 31, 2022

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Money Market Fund	$30,445,339	$—	$—	$30,445,339
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	$—	$—	$90,213	$90,213

Summary of Categories of Financial Instruments

	December 31,	December 31,	December 31,
	2020	2021	2022
Financial assets
Financial assets at fair value through profit or loss
Derivative financial assets	$137,926	$—	$—
Money Market Fund	$—	$—	$30,445,339
Financial assets at amortized cost (1)	$14,427,678	$91,047,060	$27,490,152
Financial liabilities
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$267,000	$223,352	$90,213
Financial liabilities at amortized cost (2)	$24,228,678	$36,090,421	$41,922,924

(1)
The balances include financial assets at amortized cost, which comprise of cash and cash equivalents excluding money market funds and refundable deposits.
(2)
The balances include financial liabilities at amortized cost, which comprise of trade payables, other payables, other current liabilities and long-term borrowings.

Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies

The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2021
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$837,336	0.7411	$620,563
AUD	A	$2,418,022	0.7263	$1,756,130

Financial liabilities
Monetary items
SGD	S	$15,649,526	0.7411	$11,598,118

		December 31, 2022
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$2,312,357	0.7461	$1,725,279
AUD	A	$2,616,802	0.6820	$1,784,606

Financial liabilities
Monetary items
SGD	S	$16,298,191	0.7461	$12,160,288

Sensitivity Analysis of Foreign Currency Risk

	For the year ended December 31
	2020	2021	2022
Profit or loss*
SGD	$(577,417)	$(548,878)	$(521,750)
AUD	$17,051	$87,807	$89,230

* This is mainly attributable to the exposure to outstanding deposits in banks (not including money market funds as that is in US dollars) and loans in foreign currency at the end of the reporting period.